Incentive Units Fair Value of Incentive Units (Incentive Units) (Detail) (Incentive Units)	6 Months Ended	0 Months Ended
	Jun. 30, 2014 NGP Holdings 6/30/2014	Jan. 29, 2014 Rice Holdings Rice Holdings L L C 1/29/2014	Apr. 14, 2014 Rice Holdings Rice Holdings L L C 4/14/2014	Apr. 16, 2014 Rice Holdings Rice Holdings L L C 4/16/2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Expected Volatility	42.68%	47.00%	45.19%	44.32%
Risk-Free Rate	0.94%	1.11%	1.13%	1.18%
Expected Life (Years)	3 years 2 months 1 day	4 years	3 years 9 months 18 days	3 years 9 months 15 days